                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6362

                           Van Kampen Municipal Trust
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)

                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 1/31/06

Item 1. Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS JANUARY 31, 2006 (UNAUDITED)


PAR
AMOUNT
(000)     DESCRIPTION                                                                            COUPON    MATURITY       VALUE
          MUNICIPAL BONDS    149.3%
          ALABAMA    3.2%
$ 1,000   Birmingham Baptist Med Ctr AL Baptist Hlth Sys Ser A                                    5.875%   11/15/24    $  1,060,510
  6,300   Birmingham Baptist Med Ctr AL Baptist Hlth Sys Ser A                                    5.000    11/15/30       6,180,993
  3,695   Gadsden, AL Wts Ser B (AMBAC Insd) (a)                                                  5.250    08/01/21       4,034,755
  2,000   Jefferson Cnty, AL Ltd Oblig Sch Wt Ser A                                               5.250    01/01/23       2,116,640
  4,000   Jefferson Cnty, AL Swr Rev Cap Impt Wts (Prerefunded @ 08/01/12) (FGIC Insd)            5.125    02/01/42       4,334,320
  2,335   Marshall Cnty, AL Hlthcare Ser C                                                        6.000    01/01/32       2,489,787
                                                                                                                       ------------
                                                                                                                         20,217,005
                                                                                                                       ------------

          ALASKA    0.5%
  2,000   Alaska St Intl Arpt Rev Ser B (AMBAC Insd)                                              5.750    10/01/17       2,222,060
  1,000   Matanuska-Susitna Boro, AK Ctf Partn Pub Safety Bldg Lease (FSA Insd)                   5.750    03/01/16       1,081,130
                                                                                                                       ------------
                                                                                                                          3,303,190
                                                                                                                       ------------

          ARIZONA    2.4%
  1,425   Arizona Cap Fac Fin Corp Student Hsg Rev AZ St Univ Proj                                6.250    09/01/32       1,511,868
  1,000   Arizona Hlth Fac Auth Hosp John C Lincoln Hlth Network (Prerefunded @ 12/01/12)         6.375    12/01/37       1,166,480
  1,135   Cottonwood, AZ Wtr Rev Sys Sr Lien (XLCA Insd)                                          5.000    07/01/35       1,176,473
  1,650   Glendale, AZ Indl Dev Auth Rfdg                                                         5.000    12/01/35       1,635,975
  9,750   University Med Ctr Corp AZ Hosp Rev                                                     5.000    07/01/35       9,760,432
                                                                                                                       ------------
                                                                                                                         15,251,228
                                                                                                                       ------------

          ARKANSAS    0.6%
  2,310   Arkansas St Dev Fin Auth Rev St Agy Fac Donaghey Plaza Proj (FSA Insd)                  5.000    06/01/34       2,388,563
  1,565   Fort Smith, AR Wtr & Swr Rev Ser C (FSA Insd) (a)                                       5.000    10/01/21       1,661,341
                                                                                                                       ------------
                                                                                                                          4,049,904
                                                                                                                       ------------

          CALIFORNIA    26.1%
  4,000   Anaheim, CA Pub Fin Auth Lease Rev Cap Apprec Sub Pub Impt Proj Ser C (FSA Insd)            *    09/01/20       2,105,880
  7,500   Anaheim, CA Pub Fin Auth Rev Elec Sys Dist Fac Ser A (FSA Insd)                         5.000    10/01/31       7,715,625
  2,100   Bay Area Govt Assn CA Rev Tax Alloc CA Redev Pool Ser A (XLCA Insd)                     5.250    09/01/35       2,216,382
  1,560   California Cnty, CA Tob Securitization Agy Tob Merced Cnty Ser A Rfdg                   5.125    06/01/38       1,521,406
  1,875   California Cnty, CA Tob Securitization Agy Tob Merced Cnty Ser A Rfdg                   5.250    06/01/45       1,842,694
  7,125   California Ed Fac Auth Rev Pepperdine Univ Ser A Rfdg (FGIC Insd)                       5.000    09/01/33       7,356,491
    350   California Hlth Fac Fin Auth Rev Casa De Las Ser A (MBIA Insd)                          5.250    08/01/17         364,497

  1,000   California Hlth Fac Fin Auth Rev Cedars Sinai Med Ctr Rfdg                              5.000    11/15/27       1,017,360
  9,440   California Hlth Fac Fin Auth Rev Cedars Sinai Med Ctr Rfdg                              5.000    11/15/34       9,562,626
  1,000   California Pollutn Ctl Fin Auth Solid Waste Disp Rev Waste Mngmt Inc
          Proj Ser B (AMT)                                                                        5.000    07/01/27         998,650
  2,500   California St (AMBAC Insd)                                                              5.000    04/01/21       2,633,350
  5,500   California St (AMBAC Insd)                                                              5.125    10/01/27       5,680,620
  5,000   California St (MBIA Insd)                                                               5.000    02/01/32       5,138,900
  8,500   California St (AMBAC Insd)                                                              5.000    03/01/34       8,807,445
  2,000   California St Dept Wtr Res Pwr Ser A (Prerefunded @ 05/01/12)                           6.000    05/01/15       2,290,240
  5,000   California St Dept Wtr Res Pwr Ser A (Prerefunded @ 05/01/12) (AMBAC Insd) (b)          5.375    05/01/18       5,551,750
  3,705   California St Dept Wtr Res Pwr Ser A (Prerefunded @ 05/01/12) (MBIA Insd)               5.375    05/01/21       4,113,847
  2,000   California St Dept Wtr Res Pwr Ser A (Prerefunded @ 05/01/12) (MBIA Insd)               5.375    05/01/22       2,220,700
  5,295   California St Econ Rec Ser A                                                            5.000    07/01/17       5,676,928
  1,995   California St Pub Wks Brd UCLA Replacement Hosp Ser A (FSA Insd)                        5.375    10/01/20       2,174,111
  5,000   California St Univ Rev Syswide Ser A (AMBAC Insd)                                       5.000    11/01/23       5,271,450
  2,650   California Statewide Cmnty Dev Auth Ctf Partn (Prerefunded @ 11/01/09)
          (Acquired 11/23/99, Cost $2,650,000) (c)                                                7.250    11/01/29       3,060,829
  1,000   California Statewide Cmnty Dev Auth Rev Daughters of Charity Hlth Ser A                 5.250    07/01/30       1,026,490
  1,000   California Statewide Cmnty Dev Auth Rev Daughters of Charity Hlth Ser A                 5.250    07/01/35       1,025,500
  2,000   California Statewide Cmnty Dev Auth Rev Hlth Fac Adventist Hlth Ser A                   5.000    03/01/30       2,025,420
  2,500   California Statewide Cmnty Dev Auth Rev Hlth Fac Adventist Hlth Ser A                   5.000    03/01/35       2,531,025
  3,805   California Statewide Cmnty Dev Auth Rev Sutter Hlth Ser A                               5.000    11/15/43       3,825,205
  3,500   Capistrano, CA Uni Sch Dist (FGIC Insd)                                                 5.000    09/01/29       3,641,785
  1,000   Davis, CA Pub Fac Fin Auth Mace Ranch Area Ser A                                        6.600    09/01/25       1,037,710
    400   Del Mar, CA Race Track Auth Rev Rfdg (Escrowed to Maturity)                             6.000    08/15/06         405,640
 18,000   Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap Apprec Rfdg (MBIA Insd)                    *    01/15/25       6,319,620
 27,810   Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap Apprec Rfdg                                *    01/15/33       5,803,391
  6,000   Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap Apprec Sr Lien Ser A
          (Escrowed to Maturity)                                                                      *    01/01/18       3,622,320
    225   Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap Apprec Sr Lien Ser A
          (Prerefunded @ 01/01/10)                                                                7.150    01/01/13         259,857
  5,300   Golden St CA Tob Securitization Corp CA Tob Settlement Rev Enhanced Ser A               5.000    06/01/45       5,368,688
  2,240   Huntington Park, CA Redev Agy Rev Tax Alloc Santa Fe Redev Rfdg                         6.200    10/01/27       2,315,152
  2,635   Imperial Irr Dist CA Ctf Partn Elec Sys Proj (FSA Insd)                                 5.250    11/01/23       2,820,741
  1,000   Long Beach, CA Bd Fin Auth Rev Redev Hsg & Gas Util Fin Ser A-1 (AMBAC Insd)            5.000    08/01/35       1,029,340
  3,000   Los Angeles, CA Uni Sch Dist Ser A (MBIA Insd)                                          5.375    07/01/18       3,297,720
  4,400   Los Angeles, CA Uni Sch Dist Ser A (MBIA Insd)                                          5.250    07/01/19       4,799,652
  3,000   Sacramento, CA Muni Util Dist Elec Rev Sacramento Mud Ser R (MBIA Insd)                 5.000    08/15/33       3,105,600

  1,375   San Bernadino, CA Jt Pwrs Fin Auth Alloc Rev Cent City Merged Proj Ser A Rfdg
          (AMBAC Insd) (a)                                                                        5.750    07/01/20       1,607,760
  3,545   San Diego, CA Uni Sch Dist Election 1998 Ser E-1 Rfdg (MBIA Insd)                       5.000    07/01/23       3,780,636
  2,500   San Francisco, CA City & Cnty Pub Util Com Wtr Rev Ser A (MBIA Insd)                    5.000    11/01/32       2,574,550
  1,000   San Joaquin Hills, CA Transn Corridor Agy Toll Rd Rev Cap Apprec Ser A Rfdg
          (MBIA Insd)                                                                                 *    01/15/27         376,360
  1,000   San Joaquin Hills, CA Transn Corridor Agy Toll Rd Rev Cap Apprec Ser A Rfdg
          (MBIA Insd)                                                                                 *    01/15/28         359,370
  3,000   San Jose, CA Fin Auth Lease Rev Civic Ctr Proj Ser B (AMBAC Insd)                       5.000    06/01/32       3,076,020
  4,290   Tobacco Securitization Auth Northn CA Tob Settlement Rev Bd Ser A-1                     5.375    06/01/38       4,317,842
  1,800   Tobacco Securitization Auth Northn CA Tob Settlement Rev Bd Ser A-1                     5.500    06/01/45       1,808,334
  5,000   University CA Rev Gen Ser B (AMBAC Insd)                                                5.000    05/15/20       5,307,300
                                                                                                                       ------------
                                                                                                                        164,790,809
                                                                                                                       ------------

          COLORADO    4.0%
  1,000   Colorado Hlth Fac Auth Rev Catholic Hlth Initiatives Ser A (Escrowed to Maturity)       5.500    03/01/32       1,086,720
  2,250   Colorado Hlth Fac Auth Rev Covenant Retirement Cmntys Inc                               5.000    12/01/35       2,213,842
  3,700   Colorado Hlth Fac Auth Rev Evangelical Lutheran                                         5.000    06/01/35       3,727,972
  1,000   Colorado Hlth Fac Auth Rev Evangelical Lutheran Ser A                                   5.250    06/01/34       1,023,300
  1,125   Colorado Hlth Fac Auth Rev Hosp Portercare Adventist Hlth (Prerefunded @ 11/15/11)      6.500    11/15/31       1,299,037
  4,000   Colorado Springs, CO Util Rev Sys Sub Lien Impt Ser A Rfdg                              5.000    11/15/29       4,109,880
    265   Jefferson Cnty, CO Residential Mtg Rev (Escrowed to Maturity) (a)                      11.500    09/01/08         315,058
    300   Jefferson Cnty, CO Residential Mtg Rev (Escrowed to Maturity) (a)                      11.500    09/01/09         376,962
    340   Jefferson Cnty, CO Residential Mtg Rev (Escrowed to Maturity) (a)                      11.500    09/01/10         448,259
    220   Jefferson Cnty, CO Residential Mtg Rev (Escrowed to Maturity)                          11.500    09/01/11         302,762
    100   Jefferson Cnty, CO Residential Mtg Rev (Escrowed to Maturity) (a)                       9.000    09/01/12         129,072
  1,000   Park Creek Metro Dist CO Rev Sr Ltd Tax Ppty Tax Rfdg                                   5.500    12/01/30       1,037,030
  2,000   Park Creek Metro Dist CO Rev Sr Ltd Tax Ppty Tax Rfdg                                   5.500    12/01/37       2,063,440
  6,365   Platte Riv Pwr Auth CO Pwr Rev Ser EE                                                   5.375    06/01/16       6,931,740
                                                                                                                       ------------
                                                                                                                         25,065,074
                                                                                                                       ------------

          CONNECTICUT    4.2%
  1,645   Bridgeport, CT Ser A (MBIA Insd)                                                        5.250    08/15/20       1,790,615
  2,265   Bridgeport, CT Ser A (MBIA Insd) (a)                                                    5.250    08/15/23       2,450,186
  1,360   Bridgeport, CT Ser A (MBIA Insd)                                                        5.250    08/15/24       1,463,074
  2,840   Connecticut St Spl Oblig Pkg Rev Bradley Intl Arpt Ser A (AMT) (ACA Insd)               6.600    07/01/24       3,095,259
  3,540   Mashantucket Western Pequot Tribe CT Spl Rev Ser A, 144A - Private Placement (d)        6.400    09/01/11       3,658,944
  3,460   Mashantucket Western Pequot Tribe CT Spl Rev Ser A, 144A - Private Placement
          (Prerefunded @ 09/01/07)                                                                6.400    09/01/11       3,629,090
  6,500   Mashantucket Western Pequot Tribe CT Spl Rev Ser B, 144A - Private Placement (d)        5.750    09/01/18       6,744,205

  3,500   Mashantucket Western Pequot Tribe CT Spl Rev Ser B, 144A - Private Placement (d)        5.750    09/01/27       3,598,245
                                                                                                                       ------------
                                                                                                                         26,429,618
                                                                                                                       ------------

          DISTRICT OF COLUMBIA    1.0%
  1,000   District of Columbia Hosp Rev Medlantic Hlthcare Group A Rfdg (Escrowed to
          Maturity) (MBIA Insd)                                                                   5.875    08/15/19       1,032,920
  5,000   Metropolitan WA DC Arpt Auth Sys Ser A (AMT) (FGIC Insd)                                5.125    10/01/26       5,146,900
                                                                                                                       ------------
                                                                                                                          6,179,820
                                                                                                                       ------------

          FLORIDA    10.7%
  3,380   Brevard Cnty, FL Hlth Fac Hlth First Inc Proj (MBIA Insd)                               5.125    04/01/31       3,493,365
  3,800   Brevard Cnty, FL Hlth Fac Hlth First Inc Proj                                           5.000    04/01/34       3,810,260
    400   Capital Tr Agy FL Rev Ft Lauderdale Proj (AMT)                                          5.750    01/01/32         405,124
    460   Escambia Cnty, FL Hlth Fac Auth Rev (AMBAC Insd)                                        5.950    07/01/20         487,701
  1,500   Florida Muni Ln Council Rev Ser A (MBIA Insd)                                           5.000    02/01/35       1,554,435
  3,000   Florida St Dept Environmental Prot Preservtn Rev Ser A (FGIC Insd)                      5.750    07/01/10       3,278,400
  3,880   Florida St Dept Trans Right of Way Ser A                                                5.250    07/01/21       4,242,935
  5,000   Florida St Dept Trans Tpk Rev Ser A                                                     5.000    07/01/29       5,234,950
  1,895   Gulf Breeze, FL Rev Loc Govt (Variable Rate Coupon) (FGIC Insd) (a)                     5.625    12/01/20       2,015,844
  1,250   Highlands Cnty, FL Hlth Fac Auth Rev Hosp Adventist Hlth Ser C Rfdg                     5.000    11/15/31       1,267,787
  5,000   Highlands Cnty, FL Hlth Fac Auth Rev Hosp Adventist Hlth Ser D                          5.000    11/15/35       5,078,950
  1,000   Highlands Cnty, FL Hlth Fac Auth Rev Hosp Adventist Hlth Ser D                          5.375    11/15/35       1,039,230
  2,310   Hillsborough Cnty, FL Indl Dev Auth Indl Dev Rev Hlth Facs Proj
          Univ Cmnty Hosp Ser A                                                                   5.500    08/15/14       2,393,668
  1,000   Jacksonville, FL Sales Tax Rev Better Jacksonville (MBIA Insd)                          5.250    10/01/21       1,083,150
  2,500   Jea, FL Elec Sys Rev Ser Three-A (FSA Insd)                                             5.000    10/01/41       2,576,025
    265   Lakeland, FL Hosp Sys Rev Lakeland Regl Hlth Sys                                        5.500    11/15/32         276,830
  1,515   Miami Beach, FL Stormwtr Rev (FGIC Insd)                                                5.250    09/01/25       1,612,263
  2,000   Miami-Dade Cnty, FL Aviation Miami Intl Arpt (AMT) (FGIC Insd)                          5.375    10/01/25       2,104,760
  2,700   Miami-Dade Cnty, FL Aviation Miami Intl Arpt (AMT) (FGIC Insd)                          5.375    10/01/32       2,815,182
  5,000   Miami-Dade Cnty, FL Aviation Miami Intl Arpt Ser A (AMT) (FSA Insd)                     5.125    10/01/35       5,122,100
  2,000   Miami-Dade Cnty, FL Pub Fac Rev Jackson Hlth Sys Ser A (MBIA Insd)                      5.000    06/01/31       2,066,160
  3,750   Orange Cnty, FL Sch Brd Ctf Partn Ser A (AMBAC Insd)                                    5.250    08/01/14       4,074,600
  4,320   Orange Cnty, FL Tourist Dev Tax Rev (Prerefunded @ 10/01/09) (AMBAC Insd)               5.625    10/01/14       4,649,270
  4,300   Orange Cnty, FL Tourist Dev Tax Rev (Prerefunded @ 10/01/09) (AMBAC Insd)               5.500    10/01/31       4,609,385
  1,060   Tallahassee, FL Lease Rev FL St Univ Proj Ser A (MBIA Insd) (a)                         5.500    08/01/18       1,150,079
  1,140   University Cent FL Ctf Partn UCF Convocation Corp Ser A (FGIC Insd)                     5.000    10/01/35       1,181,051
                                                                                                                       ------------
                                                                                                                         67,623,504
                                                                                                                       ------------

          GEORGIA    2.6%
  2,000   Atlanta, GA Arpt Passenger Fac Gen Sub Lien Ser C (FSA Insd)                            5.000    01/01/33       2,061,560
  1,000   Augusta, GA Gen Arpt Rev Passenger Ser B (AMT)                                          5.350    01/01/28       1,015,400

  1,400   Municipal Elec Auth GA Combustion Turbine Ser A (MBIA Insd)                             5.250    11/01/14       1,521,954
  8,025   Municipal Elec Auth GA Combustion Turbine Ser A (MBIA Insd)                             5.250    11/01/18       8,684,254
  1,000   Oconee Cnty, GA Indl Dev Auth Oiit Proj (XLCA Insd)                                     5.250    07/01/23       1,062,030
  2,000   Royston, GA Hosp Auth Hosp Ctf Rev Ty Cobb Hlthcare Sys Inc Rfdg                        6.500    07/01/27       1,883,400
                                                                                                                       ------------
                                                                                                                         16,228,598
                                                                                                                       ------------

          ILLINOIS    10.5%
  2,000   Bolingbrook, IL Sales Tax Rev (e)                                                     0/6.250    01/01/24       1,789,840
  3,400   Carol Stream, IL First Mtg Rev Windsor Pk Mnr Proj (Prerefunded @ 12/01/07)             7.000    12/01/13       3,659,080
  1,500   Champaign Cnty, IL Cmnty Unit Sch Dist No 116 Urbana Ser C
          (Prerefunded @ 01/01/10) (FGIC Insd)                                                        *    01/01/16         923,805
  1,300   Champaign Cnty, IL Cmnty Unit Sch Dist No 116 Urbana Ser C
          (Prerefunded @ 01/01/10) (FGIC Insd)                                                        *    01/01/18         708,578
  4,000   Chicago, IL Neighborhoods Alive 21 Pgm Ser A (Prerefunded @ 07/01/10) (FGIC Insd)       5.750    01/01/40       4,400,400
  5,000   Chicago, IL O'Hare Intl Arpt Rev Gen Arpt Third Lien Ser A Rfdg (AMT) (MBIA Insd)       5.375    01/01/32       5,225,100
  3,500   Chicago, IL O'Hare Intl Arpt Rev Gen Arpt Third Lien Ser C 2 Rfdg (AMT) (FSA Insd)      5.250    01/01/30       3,613,050
  3,500   Chicago, IL O'Hare Intl Arpt Rev Rols RR II 494-1 (Inverse Fltg)
          (Acquired 12/16/05, Cost $3,929,835) (MBIA INSD)(c)                                     7.366    01/01/24       4,036,550
  1,015   Chicago, IL O'Hare Intl Arpt Rev Second Lien Passenger Fac Ser B (AMBAC Insd)           5.500    01/01/16       1,099,884
    400   Chicago, IL O'Hare Intl Arpt Spl Fac Rev United Airl Inc Proj Ser B Rfdg
          (Variable Rate Coupon) (AMT)                                                            6.100    11/01/35          79,252
  1,980   Chicago, IL Pk Dist Ser C (FGIC Insd)                                                   5.500    01/01/19       2,142,815
  2,565   Chicago, IL Proj Ser C Rfdg (FGIC Insd) (a)                                             5.750    01/01/12       2,811,804
    465   Chicago, IL Proj Ser C Rfdg (FGIC Insd)                                                 5.500    01/01/40         499,312
      5   Chicago, IL Single Family Mtg Rev Ser B (AMT) (GNMA Collateralized)                     7.625    09/01/27           5,018
  1,000   Cook Cnty, IL Cmnty Cons Sch Dist No 64 Park Ridge (FSA Insd)                           5.500    12/01/14       1,119,960
    510   Cook Cnty, IL Sch Dist No 107 (a)                                                       7.150    12/01/08         559,562
    575   Cook Cnty, IL Sch Dist No 107 (a)                                                       7.200    12/01/09         648,376
    625   Cook Cnty, IL Sch Dist No 107                                                           7.000    12/01/10         716,069
  1,000   Cook Cnty, IL Ser A (FGIC Insd)                                                         5.500    11/15/31       1,072,920
  2,725   Illinois Dev Fin Auth Rev Cmnty Rehab Providers Fac Ser A                               7.375    07/01/25       2,987,254
  1,565   Illinois Ed Fac Auth Rev DePaul Univ (Prerefunded @ 10/01/10) (AMBAC Insd)              5.625    10/01/15       1,717,791
  1,605   Illinois Ed Fac Auth Rev Lewis Univ                                                     5.900    10/01/14       1,611,147
  1,000   Illinois Fin Auth Rev Landing at Plymouth Pl Proj Ser A                                 6.000    05/15/25       1,018,330
  1,350   Illinois Fin Auth Rev Landing at Plymouth Pl Proj Ser A                                 6.000    05/15/37       1,355,818
  2,500   Illinois Fin Auth Rev Northwestern Mem Hosp Ser A                                       5.500    08/15/43       2,659,175
  1,645   Illinois Hlth Fac Auth Rev Evangelical Hosp Ser C Rfdg (FSA Insd)                       6.750    04/15/12       1,852,895
  1,500   Illinois St First Ser (FGIC Insd)                                                       5.375    11/01/14       1,627,920
  3,000   Illinois St First Ser (FSA Insd)                                                        5.250    12/01/21       3,237,360
  3,440   Kendall Kane & Will Cntys, IL Cmnty Sch Dist No 308 Ser B (FGIC Insd) (a)               5.250    10/01/19       3,711,175
    250   Lake Cnty, IL Cmnty Unit Sch Dist No 116 Round Lake (Escrowed to Maturity)
          (Radian Insd)                                                                           7.600    02/01/14         313,477

  2,675   Metropolitan Pier & Expo Auth IL Dedicated St Tax Rev McCormick Pl Expn Ser A
          (MBIA Insd)                                                                             5.250    06/15/42       2,795,803
    369   Pingree Grove Vlg, IL Spl Svc Area No 1 Spl Tax Ser 05-1 Cambridge Lakes Proj           5.250    03/01/15         374,443
  2,500   Schaumburg, IL Ser B (FGIC Insd)                                                        5.000    12/01/41       2,569,025
  1,335   Will Cnty, IL Cmnty Sch Dist No 161 Summit Hill Cap Apprec (FGIC Insd)                      *    01/01/16         878,897
    990   Will Cnty, IL Cmnty Sch Dist No 161 Summit Hill Cap Apprec (FGIC Insd)                      *    01/01/19         562,132
    675   Will Cnty, IL Cmnty Sch Dist No 161 Summit Hill Cap Apprec (Escrowed to Maturity)
          (FGIC Insd)                                                                                 *    01/01/16         446,121
    425   Will Cnty, IL Cmnty Sch Dist No 161 Summit Hill Cap Apprec (Escrowed to Maturity)
          (FGIC Insd)                                                                                 *    01/01/19         242,543
  1,000   Yorkville, IL Utd City Spl Svc Area Spl Tax No 2004 107 Raintree Vlg IL Proj            6.250    03/01/35       1,004,300
                                                                                                                       ------------
                                                                                                                         66,076,981
                                                                                                                       ------------

          INDIANA    2.0%
  1,000   Allen Cnty, IN Juvenile Justice Ctr First Mtg (AMBAC Insd)                              5.500    01/01/18       1,090,900
  3,000   Indiana Hlth Fac Fin Auth Hosp Rev Cmnty Proj Ser A (AMBAC Insd)                        5.000    05/01/35       3,096,210
  3,710   Indianapolis, IN Loc Pub Impt Bd Bk Drivers Ser 1154 (Inverse Fltg)
          (Acquired 11/14/05, Cost $3,974,746) (AMT) (MBIA Insd) (c)                              7.124    07/01/13       4,074,099
  1,500   Petersburg, IN Pollutn Ctl Rev IN Pwr & Lt (AMT)                                        5.950    12/01/29       1,549,995
  2,500   Vigo Cnty, IN Sch Bldg Corp First Mtg Impt & Rfdg (FSA Insd)                            5.250    07/10/24       2,648,100
                                                                                                                       ------------
                                                                                                                         12,459,304
                                                                                                                       ------------

          IOWA    1.0%
  2,250   Tobacco Settlement Auth IA Tob Settlement Rev Ser C                                     5.375    06/01/38       2,202,548
  1,800   Tobacco Settlement Auth IA Tob Settlement Rev Ser C                                     5.500    06/01/42       1,781,694
  2,250   Tobacco Settlement Auth IA Tob Settlement Rev Ser C                                     5.625    06/01/46       2,245,883
                                                                                                                       ------------
                                                                                                                          6,230,125
                                                                                                                       ------------

          KANSAS    0.6%
  1,825   Cowley Cnty, KS Uni Sch Dist No 465 Winfield Impt & Rfdg (MBIA Insd) (a)                5.250    10/01/22       1,974,249
    400   Overland Pk, KS Dev Corp Rev First Tier Overland Park Ser A                             7.375    01/01/32         433,584
  1,000   Wyandotte Cnty, KS Sch Dist 500 Rfdg (FSA Insd)                                         5.000    09/01/19       1,072,750
                                                                                                                       ------------
                                                                                                                          3,480,583
                                                                                                                       ------------

          KENTUCKY    0.4%
  2,350   Louisville & Jefferson, KY Swr Ser A (MBIA Insd) (a)                                    5.500    05/15/15       2,586,692
                                                                                                                       ------------

          LOUISIANA    3.3%
  5,000   Ernest N Morial New Orleans, LA Exhib Hall Auth Spl Tax Sub Ser A (AMBAC Insd)          5.250    07/15/21       5,291,950
  2,000   Ernest N Morial New Orleans, LA Exhib Hall Auth Spl Tax Sub Ser A (AMBAC Insd)          5.000    07/15/33       2,036,700
  1,490   Louisiana Hsg Fin Agy Rev Azalea Estates Ser A Rfdg (AMT) (GNMA Collateralized)         5.375    10/20/39       1,530,990
  1,675   Louisiana Loc Govt Environmental Fac Pkg Fac Corp Garage Proj Ser A
          (AMBAC Insd) (a)                                                                        5.200    10/01/19       1,784,227

  2,580   Louisiana Loc Govt Environmental Rev Southeastn LA Student Hsg Ser A (MBIA Insd)        5.250    08/01/21       2,765,296
  7,474   Louisiana St Univ & Agric & Mechanical College Univ Rev Master Agreement
          (Acquired 11/30/98, Cost $7,473,762) (c)                                                5.750    10/30/18       7,088,116
                                                                                                                       ------------
                                                                                                                         20,497,279
                                                                                                                       ------------

          MARYLAND    1.6%
  2,300   Baltimore, MD Cap Apprec Cons Pub Ser A Impt & Rfdg (FGIC Insd)                             *    10/15/06       2,212,692
  2,240   Baltimore, MD Conv Ctr Hotel Rev Sr Ser A (XLCA Insd) (g)                               5.250    09/01/24       2,434,230
    500   Maryland St Econ Dev Corp Student Hsg Rev Univ MD College Pk Proj                       5.625    06/01/35         521,130
  1,700   Maryland St Trans Auth Arpt Baltimore/WA Intl Arpt Ser B (AMT) (AMBAC Insd)             5.125    03/01/24       1,773,882
  2,365   Northeast, MD Waste Disp Auth Rfdg (AMT) (AMBAC Insd)                                   5.500    04/01/16       2,555,714
    750   Prince Georges Cnty, MD Spl Oblig Natl Harbor Proj                                      5.200    07/01/34         756,360
                                                                                                                       ------------
                                                                                                                         10,254,008
                                                                                                                       ------------

          MASSACHUSETTS    3.6%
  1,495   Massachusetts Bay Trans Auth MA Sales Tax Rev Ser A                                     5.000    07/01/35       1,545,441
  1,775   Massachusetts Muni Whsl Elec Co Nuclear Proj 5 (MBIA Insd)                              5.250    07/01/13       1,927,331
  2,765   Massachusetts St Dev Fin Agy Proj Ser R-2 (MBIA Insd)                                   5.125    02/01/34       2,870,734
    750   Massachusetts St Dev Fin Agy Rev Boston Architectural Ctr (ACA Insd)                    6.100    09/01/18         790,058
  1,000   Massachusetts St Dev Fin Agy Rev Boston Architectural Ctr (ACA Insd)                    6.250    09/01/28       1,046,930
  1,000   Massachusetts St Hlth & Ed Fac Auth Rev Partn Hlthcare Sys Ser C                        5.750    07/01/32       1,087,660
  3,700   Massachusetts St Hlth & Ed Fac Auth Rev Ser G (MBIA Insd)                               5.000    07/01/13       3,725,419
  6,750   Massachusetts St Hlth & Ed Fac Auth Rev Univ of MA Mem Issue Ser D                      5.000    07/01/33       6,694,920
  3,000   Massachusetts St Wtr Res Auth Gen Ser J (FSA Insd)                                      5.000    08/01/32       3,087,990
                                                                                                                       ------------
                                                                                                                         22,776,483
                                                                                                                       ------------

          MICHIGAN    2.9%
  3,365   Detroit, MI Loc Dev Fin Auth Tax Increment Sr Ser B (Acquired 09/08/97,
          Cost $3,365,000) (c)                                                                    6.700    05/01/21       3,449,630
    825   Detroit, MI Loc Dev Fin Auth Tax Increment Sub Ser C (Acquired 09/08/97,
          Cost $825,000) (c)                                                                      6.850    05/01/21         846,912
  3,860   Detroit, MI Ser A (XLCA Insd) (a)                                                       5.250    04/01/21       4,107,117
  1,480   Detroit, MI Wtr Supply Sys Rev Sr Lien Ser C Rfdg (MBIA Insd)                           5.250    07/01/18       1,608,050
  1,180   Hillsdale, MI Hosp Fin Auth Hosp Rev Hillsdale Cmnty Hlth Ctr                           5.750    05/15/18       1,249,077
  1,000   Kent Hosp Fin Auth MI Rev Metro Hosp Proj Ser A                                         5.250    07/01/30         997,900
  1,000   Kent Hosp Fin Auth MI Rev Metro Hosp Proj Ser A                                         6.000    07/01/35       1,069,290
  1,450   Michigan St Hosp Fin Auth Rev Chelsea Cmnty Hosp Oblig                                  5.000    05/15/37       1,408,574
    500   Michigan St Hosp Fin Auth Rev Hosp Genesys Regl Med Ser A Rfdg
          (Escrowed to Maturity)                                                                  5.375    10/01/13         529,585
  1,550   Michigan St Hsg Dev Rental Hsg Rev Ser A (AMT) (MBIA Insd)                              5.300    10/01/37       1,567,531

  1,500   Michigan St Strategic Fd Detroit Edison Co Proj Ser C Rfdg (AMT) (XLCA Insd)            5.450    12/15/32       1,573,050
                                                                                                                       ------------
                                                                                                                         18,406,716
                                                                                                                       ------------

          MINNESOTA    0.5%
  1,260   Glencoe, MN Hlthcare Fac Rev Glencoe Regl Hlth Svc Proj                                 5.000    04/01/31       1,244,804
  1,750   Saint Paul, MN Hsg & Redev Auth Hosp Rev Hlth East Proj                                 6.000    11/15/35       1,874,915
                                                                                                                       ------------
                                                                                                                          3,119,719
                                                                                                                       ------------

          MISSISSIPPI    0.1%
    300   Mississippi Home Corp Single Family Rev Mtg Ser F (AMT) (GNMA Collateralized)           7.550    12/01/27         301,746
                                                                                                                       ------------

          MISSOURI    3.2%
  1,000   Cape Girardeau Cnty, MO Indl Dev Auth Hlthcare Fac Rev Southeast MO Hosp Assoc          5.625    06/01/27       1,033,770
  1,000   Carthage, MO Hosp Rev                                                                   5.875    04/01/30         994,160
  2,250   Carthage, MO Hosp Rev                                                                   6.000    04/01/38       2,238,660
  1,400   Ellisville, MO Indl Dev Auth Rev Gambrill Gardens Proj Impt & Rfdg                      6.100    06/01/20       1,421,350
  1,000   Ellisville, MO Indl Dev Auth Rev Gambrill Gardens Proj Impt & Rfdg                      6.200    06/01/29       1,012,830
    400   Fenton, MO Tax Increment Rev & Impt Gravois Bluffs Proj Rfdg                            7.000    10/01/21         428,248
  1,000   Kearney, MO (AMBAC Insd)                                                                5.500    03/01/16       1,085,770
  1,200   Missouri St Hlth & Ed Fac Auth Rev Sr Living Fac Lutheran Ser B Rfdg                    5.125    02/01/27       1,219,716
  1,415   Missouri St Hlth & Ed Fac Rev Univ MO Columbia Arena Proj                               5.000    11/01/18       1,504,513
  1,000   Missouri St Hwys & Trans Commn Rd Rev Ser A                                             5.125    02/01/17       1,067,450
  2,810   Perry Cnty, MO Nursing Home Rev Rfdg                                                    5.900    03/01/28       2,816,885
  1,000   Saint Charles, MO Ctf Partn Ser B                                                       5.500    05/01/18       1,057,720
  2,505   Saint Louis, MO Arpt Rev Cap Impt Prog Ser A (Prerefunded @ 07/01/12)
          (MBIA Insd) (a)                                                                         5.375    07/01/20       2,758,406
  1,460   Saint Louis, MO Brd Ed Direct Dep Pgm Ser A Rfdg (FSA Insd)                             5.000    04/01/21       1,541,366
                                                                                                                       ------------
                                                                                                                         20,180,844
                                                                                                                       ------------

          NEVADA    2.7%
  3,000   Clark Cnty, NV Arpt Rev Sub Lien Ser A-2 (FGIC Insd)                                    5.000    07/01/36       3,086,010
  5,000   Clark Cnty, NV Bd Bk (MBIA Insd)                                                        5.000    06/01/32       5,140,900
  4,000   Clark Cnty, NV Indl Dev Rev Southwest Gas Corp Proj Ser A (AMT) (AMBAC Insd)            5.250    07/01/34       4,155,560
    145   Nevada Hsg Div Single Family Mtg Mezz Ser D2 (AMT)                                      6.300    04/01/21         145,605
    930   Reno, NV Cap Impt Rev (FGIC Insd)                                                       5.125    06/01/26         967,851
  1,570   Reno, NV Cap Impt Rev (Prerefunded @ 06/01/12) (FGIC Insd)                              5.125    06/01/26       1,704,894
  1,500   Reno, NV Sr Lien Retrac Reno Trans Proj (AMBAC Insd)                                    5.125    06/01/37       1,548,570
                                                                                                                       ------------
                                                                                                                         16,749,390
                                                                                                                       ------------

          NEW HAMPSHIRE    1.4%
  4,800   New Hampshire Higher Ed & Hlth Fac Auth Rev Daniel Webster College Issue                6.300    07/01/29       4,829,136
  2,000   New Hampshire Higher Ed & Hlth Fac Auth Rev Riverwoods at Exeter Ser A                  6.500    03/01/23       2,027,080
  1,525   New Hampshire Hlth & Ed Fac Auth Rev Derryfield Sch                                     6.750    07/01/20       1,615,661

    250   New Hampshire Hlth & Ed Fac Hlthcare Sys Covenant Hlth                                  5.500    07/01/34         261,373
                                                                                                                       ------------
                                                                                                                          8,733,250
                                                                                                                       ------------

          NEW JERSEY    10.1%
  1,465   Eastern Camden Cnty, NJ Regl Sch Dist Rfdg (FGIC Insd) (a)                                  *    03/01/06       1,460,883
  1,615   Eastern Camden Cnty, NJ Regl Sch Dist Rfdg (FGIC Insd) (a)                                  *    03/01/07       1,556,117
  1,555   Eastern Camden Cnty, NJ Regl Sch Dist Rfdg (FGIC Insd) (a)                                  *    03/01/08       1,445,233
  2,895   Essex Cnty, NJ Impt Auth Rev Cnty Gtd Proj Consldtn Rfdg (MBIA Insd)                    5.125    10/01/20       3,103,990
  1,500   New Jersey Econ Dev Auth Cig Tax                                                        5.750    06/15/29       1,583,970
    500   New Jersey Econ Dev Auth Cig Tax                                                        5.750    06/15/34         525,890
  1,000   New Jersey Econ Dev Auth Econ Dev Rev Kapkowski Rd Landfill Proj Rfdg                   5.750    04/01/31       1,092,090
  3,880   New Jersey Econ Dev Auth Mtr Veh Rev Ser A (MBIA Insd)                                  5.000    07/01/22       4,102,246
 25,000   New Jersey Econ Dev Auth St Contract Econ Recovery (MBIA Insd)                          5.900    03/15/21      29,829,500
  1,500   New Jersey Econ Dev Auth Wtr Fac Rev NJ American Wtr Co Inc Ser B (AMT)
          (FGIC Insd)                                                                             5.375    05/01/32       1,564,515
  2,825   New Jersey St Ed Fac Auth Higher Ed Cap Impt Ser A (AMBAC Insd)                         5.250    09/01/19       3,052,130
  1,000   New Jersey St Ed Fac Auth Higher Ed Cap Impt Ser A (AMBAC Insd)                         5.250    09/01/21       1,076,900
  3,500   New Jersey St Tpk Auth Tpk Rev Ser C (FSA Insd)                                         6.500    01/01/16       4,109,070
  5,000   New Jersey St Tpk Auth Tpk Rev Ser C-1 (AMBAC Insd)                                     5.000    01/01/35       5,182,950
  1,000   New Jersey St Trans Tr Fd Auth Trans Sys Ser A                                          5.750    06/15/18       1,149,890
  3,000   Newark, NJ Hsg Auth Port Auth Newark Marine Terminal (MBIA Insd)                        5.000    01/01/37       3,101,880
                                                                                                                       ------------
                                                                                                                         63,937,254
                                                                                                                       ------------

          NEW MEXICO    0.3%
  1,500   Jicarilla, NM Apache Nation Adj Ser A (Acquired 10/23/03, Cost $1,514,910) (c)          5.000    09/01/18       1,554,480
                                                                                                                       ------------

          NEW YORK    13.4%
  3,600   Erie Cnty, NY Tob Asset Securitization Corp Asset Bkd Ser A                             5.000    06/01/38       3,512,376
 14,000   Metropolitan Trans Auth NY Rev Ser A Rfdg (FSA Insd)                                    5.000    11/15/30      14,475,020
  3,000   Metropolitan Trans Auth NY Rev Ser A Rfdg (FGIC Insd)                                   5.250    11/15/31       3,201,900
     85   New York City Adj Sub Ser A-1                                                           5.750    08/01/12          85,160
  2,625   New York City Hlth & Hosp Corp Rev Hlth Sys Ser A (AMBAC Insd)                          5.000    02/15/11       2,792,318
    400   New York City Indl Dev Agy Rev Liberty - World Trade Ctr Ser A                          6.250    03/01/15         417,620
  3,000   New York City Indl Dev Agy Spl Fac Rev Amern Airl JFK Intl Arpt
          (Variable Rate Coupon) (AMT) (Gty Agreement: AMR Corp)                                  7.625    08/01/25       3,102,450
  1,000   New York City Indl Dev Agy Spl Fac Rev Amern Airl JFK Intl Arpt
          (Variable Rate Coupon) (AMT) (Gty Agreement: AMR Corp)                                  7.750    08/01/31       1,041,650
  2,500   New York City Muni Wtr Fin Auth Wtr & Swr Sys Rev Ser D                                 5.000    06/15/39       2,581,275
  5,000   New York City Ser A                                                                     6.250    08/01/08       5,143,150
  3,000   New York City Ser G                                                                     5.000    12/01/27       3,104,850
  2,000   New York City Ser H                                                                     5.750    03/15/13       2,188,660

  1,000   New York City Transitional Fin Auth Future Tax Secd Ser C (AMBAC Insd)                  5.250    08/01/22       1,079,710
  4,000   New York City Transitional Fin Auth Future Tax Secd Ser E                               5.000    02/01/33       4,122,600
    875   New York Cnty Tobacco Tr IV Settlement Pass Thru Ser A                                  5.000    06/01/42         848,575
  1,545   New York St Dorm Auth Lease Teachers College (FSA Insd)                                 5.250    08/15/15       1,664,877
  6,800   New York St Dorm Auth Rev City Univ Sys Cons Ser A                                      5.625    07/01/16       7,649,592
  1,250   New York St Dorm Auth Rev Cons City Univ Sys Ser A (FSA Insd)                           5.750    07/01/13       1,411,813
    350   New York St Dorm Auth Rev Mt Sinai NYU Hlth                                             5.500    07/01/26         354,358
  3,000   New York St Dorm Auth Rev Sch Dist Fin Pgm Ser D (MBIA Insd)                            5.500    10/01/17       3,306,420
  4,200   New York St Dorm Auth Rev Secd Hosp N General Hosp Rfdg                                 5.750    02/15/19       4,637,472
  3,984   Plainedge, NY Un Free Sch Dist No 2063 (Acquired 7/25/97, Cost $3,983,998) (c)          6.000    06/01/12       4,109,016
  3,000   Triborough Brdg & Tunl Auth Gen Purp Ser A                                              5.000    01/01/27       3,090,390
  5,000   Triborough Brdg & Tunl Auth NY Gen Ser B Rfdg                                           5.000    11/15/21       5,257,050
  3,900   Triborough Brdg & Tunl Auth NY Rev Rfdg (MBIA Insd)                                     5.000    11/15/32       4,027,686
  1,000   Westchester Tob Asset Securitization Corp NY                                            5.000    06/01/26         981,780
    500   Yonkers, NY Indl Dev Agy Civic Fac Rev Cmnty Dev Ppty Yonkers Inc Ser A
          (Prerefunded @ 02/01/11)                                                                6.625    02/01/26         571,720
                                                                                                                       ------------
                                                                                                                         84,759,488
                                                                                                                       ------------

          NORTH CAROLINA    3.1%
  1,000   Charlotte-Mecklenberg Hosp Auth NC Hlthcare Sys Ser A                                   5.000    01/15/45       1,006,430
  8,300   North Carolina Muni Pwr Agy No 1 Catawba Elec Rev Rfdg (MBIA Insd)                      6.000    01/01/12       9,298,739
  7,605   North Carolina Muni Pwr Agy Ser A (MBIA Insd)                                           5.250    01/01/20       8,205,187
    715   University NC Wilmington Rev (AMBAC Insd)                                               5.250    01/01/19         773,222
                                                                                                                       ------------
                                                                                                                         19,283,578
                                                                                                                       ------------

          OHIO    3.5%
    300   Adams Cnty Hosp Fac Impt Rev Proj                                                       6.250    09/01/20         303,645
  3,950   Cincinnati, OH City Sch Dist Sch Impt (FSA Insd)                                        5.250    06/01/18       4,278,048
  2,560   Cleveland-Cuyahoga Cnty, OH Dev Port Auth Rev Cleveland Bond Fd Ser B (a)               5.375    05/15/18       2,613,555
  1,000   Columbus, OH City Sch Dist Sch Fac Constr & Impt (FSA Insd)                             5.250    12/01/21       1,093,980
  1,000   Cuyahoga Cnty, OH Hosp Fac Rev Canton Inc Proj                                          7.500    01/01/30       1,113,310
  2,350   Franklin Cnty, OH Convention Fac Auth Tax & Lease Rev Antic Bds Rfdg (AMBAC Insd)       5.250    12/01/17       2,539,293
  1,000   Lorain Cnty, OH Hosp Rev Catholic Hlthcare                                              5.375    10/01/30       1,046,920
  2,000   Lorain, OH City Sch Dist Classroom Fac Impt (MBIA Insd)                                 5.250    12/01/20       2,187,820
  2,270   Montgomery Cnty, OH Hosp Rev Kettering Med Ctr Impt & Rfdg (MBIA Insd)                  6.250    04/01/20       2,751,217
  1,250   Ohio St Bldg Auth St Fac Admin Bldg Fd Proj Ser A (FSA Insd)                            5.000    04/01/22       1,316,675
  2,500   Ohio St Bldg Auth St Fac Adult Correction Ser A Rfdg (FSA Insd)                         5.500    10/01/12       2,733,350
                                                                                                                       ------------
                                                                                                                         21,977,813
                                                                                                                       ------------

          OKLAHOMA    0.6%
  1,240   Kay Cnty, OK Home Fin Auth Rev Single Family Mtg Ser A Rfdg (Escrowed to Maturity)
          (AMBAC Insd)                                                                            7.000    11/01/11       1,440,694
  1,250   Oklahoma City, OK Pub Ppty Auth Hotel Tax Rev (FGIC Insd)                               5.250    10/01/29       1,344,575
  1,115   Oklahoma Hsg Fin Agy Single Family Rev Mtg Class B (AMT) (GNMA Collateralized)          7.997    08/01/18       1,190,987
                                                                                                                       ------------
                                                                                                                          3,976,256
                                                                                                                       ------------

          OREGON    0.9%
  4,000   Oregon Hlth Sciences Univ Insd Ser A (MBIA Insd)                                        5.250    07/01/22       4,301,880
  1,500   Oregon St Dept Admin Ser C Rfdg (MBIA Insd)                                             5.250    11/01/17       1,611,705
                                                                                                                       ------------
                                                                                                                          5,913,585
                                                                                                                       ------------

          PENNSYLVANIA    3.9%
    385   Allegheny Cnty, PA San Auth Swr Rev (MBIA Insd)                                         5.500    12/01/30         415,457
    315   Crawford Cnty, PA Hosp Auth Sr Living Fac Rev Wesbury Utd Methodist Cmnty (a)           5.875    08/15/10         331,245
    275   Lehigh Cnty, PA Gen Purp Auth Rev First Mtg Bible Fellowship Proj Ser A Rfdg (a)        5.100    12/15/06         275,930
    295   Lehigh Cnty, PA Gen Purp Auth Rev First Mtg Bible Fellowship Proj Ser A Rfdg (a)        5.250    12/15/07         297,649
    210   Lehigh Cnty, PA Gen Purp Auth Rev First Mtg Bible Fellowship Proj Ser A Rfdg            5.300    12/15/08         212,520
    320   Lehigh Cnty, PA Gen Purp Auth Rev First Mtg Bible Fellowship Proj Ser A Rfdg (a)        5.300    12/15/09         322,438
    240   Lehigh Cnty, PA Gen Purp Auth Rev First Mtg Bible Fellowship Proj Ser A Rfdg            5.400    12/15/10         241,363
    400   Montgomery Cnty, PA Indl Dev Auth Rev Mtg Whitemarsh Continuing Care Proj               6.125    02/01/28         418,428
  1,000   Pennsylvania St Higher Ed UPMC Hlth Sys Ser A                                           6.250    01/15/18       1,102,980
  2,600   Philadelphia, PA Auth Indl Dev Lease Rev Ser B (FSA Insd)                               5.500    10/01/16       2,854,332
  1,000   Philadelphia, PA Auth Indl Dev Philadelphia Arpt Sys Proj Ser A (AMT) (FGIC Insd)       5.125    07/01/19       1,043,800
  3,200   Philadelphia, PA Gas Wks Rev 1998 Gen Ordinance 4th Ser (FSA Insd)                      5.250    08/01/19       3,423,808
  4,305   Philadelphia, PA Redev Auth Rev Neighborhood Transformation Ser A (FGIC Insd)           5.250    04/15/11       4,639,628
  5,205   Pittsburgh, PA Ser A (AMBAC Insd)                                                       5.500    09/01/17       5,653,411
  3,500   State Pub Sch Bldg Auth PA Sch Rev Lease Philadelphia Sch Dist Proj (FSA Insd)          5.000    06/01/33       3,611,370
                                                                                                                       ------------
                                                                                                                         24,844,359
                                                                                                                       ------------

          RHODE ISLAND    0.4%
  2,495   Rhode Island St Hlth & Ed Higher Ed Johnson & Wales Rfdg (XLCA Insd)                    5.375    04/01/18       2,696,297
                                                                                                                       ------------

          SOUTH CAROLINA    2.9%
  2,000   Charlston Ed Excellence Fin Corp SC Rev Rols RR II R 471 (Inverse Fltg)
          (Acquired 12/06/05, Cost $2,188,640) (c)                                                7.366    12/01/26       2,236,020
  2,000   Rock Hill, SC Util Sys Rev Comb Ser A Impt & Rfdg (FSA Insd)                            5.375    01/01/18       2,177,900
    475   Rock Hill, SC Util Sys Rev Comb Ser C Rfdg (FSA Insd)                                   5.125    01/01/13         505,984
  1,235   Rock Hill, SC Util Sys Rev Comb Ser C Rfdg (FSA Insd) (a)                               5.250    01/01/15       1,321,623
  2,500   South Carolina Jobs Econ Dev Auth Indl Rev Elec & Gas Co Proj Ser A (AMBAC Insd)        5.200    11/01/27       2,663,450

  9,250   South Carolina Trans Infrastructure Bk Rev Ser A (AMBAC Insd)                           5.000    10/01/33       9,567,738
                                                                                                                       ------------
                                                                                                                         18,472,715
                                                                                                                       ------------

          SOUTH DAKOTA    0.3%
  1,905   Minnehaha Cnty, SD Ctf Ltd Tax (FSA Insd) (a)                                           5.000    12/01/19       2,028,101
                                                                                                                       ------------

          TENNESSEE    1.2%
    400   Elizabethton, TN Hlth & Ed Fac Brd Rev Hosp First Mtg Ser B Impt & Rfdg                 8.000    07/01/33         474,504
    400   Elizabethton, TN Hlth & Ed Fac Brd Rev Hosp Ser B Impt & Rfdg (MBIA Insd)               7.750    07/01/29         492,024
  4,000   Johnson City, TN Hlth & Ed Fac Brd Hosp Rev First Mtg Mtn St Hlth Ser A Rfdg
          (MBIA Insd)                                                                             7.500    07/01/25       4,927,240
  1,000   Metropolitan Nashville Arpt Auth TN Impt Ser A Rfdg (FGIC Insd)                         6.600    07/01/14       1,140,210
    630   Tennessee Hsg Dev Agy Home Ownership Pgm 2-A (AMT)                                      5.700    07/01/31         634,624
                                                                                                                       ------------
                                                                                                                          7,668,602
                                                                                                                       ------------

          TEXAS    9.6%
  1,000   Brazos Cnty, TX Hlth Fac Dev Oblig Grp                                                  5.375    01/01/32       1,029,490
  2,500   Coastal Bend Hlth Fac Dev, TX Ser C (Inverse Fltg) (Escrowed to Maturity)
          (AMBAC Insd)                                                                            8.328    11/15/13       3,169,975
  2,420   Dallas Cnty, TX Cmnty College Dist Rev Fin Sys (AMBAC Insd) (a)                         5.375    02/15/16       2,579,914
  1,000   Dallas-Fort Worth, TX Intl Arpt Rev Jt Ser A Impt & Rfdg (AMT) (FGIC Insd)              5.500    11/01/31       1,046,230
  1,500   Fort Worth, TX Wtr & Swr Rev Impt & Rfdg                                                5.750    02/15/16       1,631,820
  2,000   Harris Cnty, TX Toll Rd Sub Lien Rfdg                                                   5.000    08/01/33       2,046,280
  6,000   Harris Cnty-Houston, TX Sports Auth Spl Rev Jr Lien Ser B Rfdg (MBIA Insd)              5.250    11/15/40       6,231,660
  1,000   Houston, TX Arpt Sys Rev Sub Lien Ser A (AMT) (FSA Insd)                                5.625    07/01/30       1,059,140
  3,345   Houston, TX Hotel Occupancy Tax Convtn & Entertnmnt Ser B (AMBAC Insd)                  5.750    09/01/14       3,689,368
    130   Houston, TX Pub Impt & Rfdg (FSA Insd)                                                  5.750    03/01/15         141,679
 10,000   Houston, TX Util Sys Rev First Lien Ser A Rfdg (FSA Insd)                               5.250    05/15/21      10,789,700
  4,000   Houston, TX Util Sys Rev First Lien Ser A Rfdg (FGIC Insd)                              5.250    05/15/23       4,301,320
  4,825   Lake Dallas, TX Indpt Sch Dist Sch Bldg Rfdg (PSF Gtd)                                  5.000    08/15/37       4,965,070
  3,860   Mabank, TX Indpt Sch Dist (PSF Gtd)                                                     5.125    08/15/35       3,986,454
  1,250   Matagorda Cnty, TX Navig Dist No 1 Rev Coll Centerpoint Energy Proj Rfdg
          (Variable Rate Coupon)                                                                  5.600    03/01/27       1,311,325
  1,000   Mesquite, TX Hlth Fac Dev Christian Care Ctr Retirement Fac Ser A
          (Prerefunded @ 02/15/10)                                                                7.625    02/15/28       1,155,210
  1,800   Metropolitan Hlth Fac Dev Corp TX Wilson N Jones Mem Hosp Proj                          7.250    01/01/31       1,860,318
  1,000   North Central, TX Hlth Fac Dev Hosp Baylor Hlthcare Sys Proj Ser A                      5.125    05/15/29       1,018,690
  4,000   North Central, TX Hlth Fac Dev Hosp Childrens Med Ctr Dallas (AMBAC Insd)               5.250    08/15/32       4,177,200
    125   Pecos Cnty, TX Ctf Partn (Acquired 06/23/97, Cost $125,248) (c)                         6.000    01/12/08         125,986
  3,702   Region One Ed Svc Ctr Sub Tech Fac Proj (Acquired 12/30/97, Cost $3,702,242) (c)        6.590    12/15/17       3,940,259
     80   Texas Muni Pwr Agy Rev (Escrowed to Maturity) (MBIA Insd)                                   *    09/01/15          53,917

    490   Texas St Pub Ppty Fin Corp Rev Mental Hlth & Retardation Rfdg (FSA Insd)                5.500    09/01/13         490,853
                                                                                                                       ------------
                                                                                                                         60,801,858
                                                                                                                       ------------

          VERMONT    0.4%
  2,300   University VT & ST Agric College (MBIA Insd)                                            5.000    10/01/40       2,384,640
                                                                                                                       ------------

          VIRGINIA    1.4%
  1,320   Fairfax Cnty, VA Ctf Partn                                                              5.300    04/15/23       1,411,502
  1,340   Richmond, VA (FSA Insd)                                                                 5.500    01/15/10       1,444,024
  3,290   Tobacco Settlement Fin Corp VA                                                          5.500    06/01/26       3,341,324
  2,750   Tobacco Settlement Fin Corp VA                                                          5.625    06/01/37       2,797,685
                                                                                                                       ------------
                                                                                                                          8,994,535
                                                                                                                       ------------

          WASHINGTON    4.2%
  5,000   Bellevue, WA Convention Ctr Auth Spl Oblig Rev Rfdg (MBIA Insd)                             *    02/01/24       2,155,350
  3,000   Clark Cnty, WA Pub Util Dist No. 001 Gen Sys Rev Rfdg (FSA Insd)                        5.625    01/01/12       3,225,090
  5,000   Cowlitz Cnty, WA Spl Swr Rev CSOB Wastewtr Treatment Rfdg (FGIC Insd)                   5.500    11/01/19       5,704,350
  3,000   Energy Northwest WA Elec Rev Proj No 3 Ser A Rfdg (FSA Insd)                            5.500    07/01/18       3,280,410
  5,000   King Cnty, WA Ser B Rfdg (MBIA Insd)                                                    5.250    01/01/34       5,178,200
  1,660   Pierce Cnty, WA (Prerefunded @ 08/01/10) (AMBAC Insd) (a)                               5.750    08/01/16       1,815,857
  2,000   Port Seattle, WA Rev Ser B (AMT) (MBIA Insd)                                            5.625    02/01/24       2,121,220
  1,345   Tacoma, WA Elec Sys Rev Ser A Rfdg (FSA Insd)                                           5.750    01/01/15       1,483,239
  1,750   Washington St Pub Pwr Supply Sys Nuclear Proj No 1 Rev (MBIA Insd)                      5.750    07/01/12       1,802,518
                                                                                                                       ------------
                                                                                                                         26,766,234
                                                                                                                       ------------

          WEST VIRGINIA    1.0%
  6,550   Harrison Cnty, WV Cnty Cmnty Solid Waste Disp Rev Potomac Edison Co Ser A (AMT)
          (MBIA Insd) (a)                                                                         6.875    04/15/22       6,568,340
                                                                                                                       ------------

          WISCONSIN    0.9%
  5,000   Wisconsin St Hlth & Ed Fac Auth Mercy Hlth Sys Corp (AMBAC Insd)                        5.500    08/15/25       5,297,900
    400   Wisconsin St Hlth & Ed Fac Auth Rev Beaver Dam Cmnty Hosp Inc Ser A                     6.000    08/15/19         419,328
                                                                                                                       ------------
                                                                                                                          5,717,228
                                                                                                                       ------------

          GUAM    1.0%
  6,000   Guam Pwr Auth Rev Ser A (AMBAC Insd)                                                    5.250    10/01/34       6,325,380
                                                                                                                       ------------

          PUERTO RICO    1.1%
  2,000   Puerto Rico Muni Fin Agy Ser A (FSA Insd)                                               5.250    08/01/20       2,167,440
  4,500   Puerto Rico Pub Bldg Auth Rev Govt Fac Ser I (Comwth Gtd)                               5.250    07/01/33       4,689,270
                                                                                                                       ------------
                                                                                                                          6,856,710
                                                                                                                       ------------

TOTAL LONG-TERM INVESTMENTS    149.3%
   (Cost $899,804,731)                                                                                                  942,519,323

SHORT-TERM INVESTMENTS    0.8%
   (Cost $5,300,000)                                                                                                      5,300,000
                                                                                                                       ------------

TOTAL INVESTMENTS    150.1%
   (Cost $905,104,731)                                                                                                  947,819,323

OTHER ASSETS IN EXCESS OF LIABILITIES    1.4%                                                                             8,916,637

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)    (51.5%)                                                          (325,261,666)
                                                                                                                       ------------

NET ASSETS APPLICABLE TO COMMON SHARES    100.0%                                                                       $631,474,294
                                                                                                                       ============

              Percentages are calculated as a percentage of net assets applicable to common shares.

*             Zero coupon bond

(a)           The Trust owns 100% of the bond issuance.

(b) All or a portion of this security has been physically segregated in connection with open futures contracts.

(c) These securities are restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 5.5% of net assets applicable to common shares.

(d) 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified inst

(e) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

(f) This borrower has filed for protection in federal bankruptcy court.

(g)           Security purchased on a when-issued or delayed delivery basis.

ACA           - American Capital Access
AMBAC         - AMBAC Indemnity Corp.
AMT           - Alternative Minimum Tax
Comwth Gtd    - Commonwealth of Puerto Rico
FGIC          - Financial Guaranty Insurance Co.
FSA           - Financial Security Assurance Inc.
GNMA          - Government National Mortgage Association
MBIA          - Municipal Bond Investors Assurance Corp.
PSF           - Public School Fund
Radian        - Radian Asset Assurance
XLCA          - XL Capital Assurance Inc.


Futures contracts outstanding as of January 31, 2006:

SHORT CONTRACTS:


                                                                                                        UNREALIZED
                                                                                                       APPRECIATION/
                                                                                      CONTRACTS        DEPRECIATION
              U.S. Treasury Notes 5-Year Futures March 06
              (Current Notional Value of $105,734 per contract)                         918             $ 333,486
                                                                                     ---------          ---------


Item 2. Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Municipal Trust

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: March 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: March 22, 2006

By: /s/ Phillip G. Goff
    -------------------
Name: Phillip G. Goff
Title: Principal Financial Officer
Date: March 22, 2006